Schedule of Investments (unaudited) October 31, 2020	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Equity Real Estate Investment Trusts (REITs) — 78.5%
Aberdeen Standard European Logistics Income
PLC(a)(b)	267,103	$363,333
Acadia Realty Trust(c)	109,672	1,023,240
Activia Properties, Inc.	877	3,168,616
Advance Residence Investment Corp.	1,642	4,794,473
Aedifica SA	41,570	4,189,417
AEON REIT Investment Corp.	1,950	2,205,483
Agree Realty Corp.	67,293	4,176,876
Alexander’s, Inc.	2,666	648,345
Alexandria Real Estate Equities, Inc.	158,560	24,025,011
Allied Properties Real Estate Investment Trust	155,373	3,767,996
alstria office REIT-AG	224,574	2,858,743
American Assets Trust, Inc.	64,012	1,339,771
American Campus Communities, Inc.	173,252	6,490,020
American Finance Trust, Inc.	140,211	808,316
American Homes 4 Rent, Class A	328,555	9,288,250
Americold Realty Trust	257,684	9,335,891
Apartment Investment & Management Co., Class A	186,954	5,963,833
Apple Hospitality REIT, Inc.(c)	268,619	2,659,328
Armada Hoffler Properties, Inc.	75,329	678,714
Artis Real Estate Investment Trust(a)	149,475	935,691
Ascencio	5,983	287,434
Ascendas Real Estate Investment Trust	3,748,286	7,909,332
Ascott Residence Trust(a)	2,263,900	1,378,434
Assura PLC	3,296,667	3,254,373
AvalonBay Communities, Inc.	178,211	24,794,496
Befimmo SA	26,358	1,026,061
Big Yellow Group PLC	205,901	2,934,279
BMO Commercial Property Trust Ltd.(d)	640,858	510,665
BMO Real Estate Investments Ltd.	272,150	196,029
Boardwalk Real Estate Investment Trust(a)	49,824	1,001,491
Boston Properties, Inc.	196,940	14,260,425
Brandywine Realty Trust	209,175	1,832,373
British Land Co. PLC(c)	1,174,741	5,305,027
Brixmor Property Group, Inc.(c)	376,739	4,129,059
Brookfield Property REIT, Inc., Class A	56,817	838,051
BWP Trust	616,034	1,736,648
Camden Property Trust	119,800	11,050,352
Canadian Apartment Properties REIT	214,124	6,883,533
Capital & Counties Properties PLC	934,723	1,266,848
CapitaLand Mall Trust(c)	5,521,844	6,999,254
CareTrust REIT, Inc.	118,372	2,024,161
Carmila SA	54,212	419,236
CDL Hospitality Trusts	1,040,000	755,188
Champion REIT	2,411,000	1,168,243
Charter Hall Long Wale REIT	549,973	1,843,929
Charter Hall Retail REIT	603,937	1,461,389
Choice Properties Real Estate Investment Trust	324,067	2,926,162
Civitas Social Housing PLC	806,929	1,087,277
Cofinimmo SA	34,249	4,654,673
Colony Capital, Inc.(c)	605,242	2,154,662
Columbia Property Trust, Inc.	144,440	1,528,175
Comforia Residential REIT, Inc.	788	2,253,471
Cominar Real Estate Investment Trust	216,661	1,154,615
Community Healthcare Trust, Inc.	26,939	1,247,276
Corporate Office Properties Trust	139,778	3,135,221
Cousins Properties, Inc.	187,634	4,780,914
Covivio	63,489	3,780,807
Crombie Real Estate Investment Trust(a)	115,486	1,126,862
Cromwell Property Group	1,893,794	1,165,471

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CubeSmart	243,345	$8,256,696
Custodian Reit PLC	503,149	556,010
CyrusOne, Inc.	147,648	10,490,390
Daiwa House REIT Investment Corp.	2,549	5,896,503
Daiwa Office Investment Corp.	344	1,866,758
Daiwa Securities Living Investments Corp.	2,335	2,280,881
Derwent London PLC	128,083	4,410,727
Dexus	1,391,897	8,421,042
DiamondRock Hospitality Co.(c)	257,220	1,270,667
Digital Realty Trust, Inc.	338,632	48,864,598
Diversified Healthcare Trust	307,287	889,596
Douglas Emmett, Inc.	210,899	4,977,216
Dream Industrial Real Estate Investment Trust	192,014	1,704,966
Dream Office Real Estate Investment Trust	51,637	678,649
Duke Realty Corp.	466,402	17,718,612
Easterly Government Properties, Inc.	102,739	2,147,245
EastGroup Properties, Inc.	48,494	6,453,582
Empire State Realty Trust, Inc., Class A	178,984	962,934
Empiric Student Property PLC(c)	770,107	538,744
EPR Properties(c)	91,839	2,189,442
Equity Commonwealth	148,630	3,926,805
Equity LifeStyle Properties, Inc.	220,179	13,032,395
Equity Residential	465,467	21,867,640
Essential Properties Realty Trust, Inc.	114,269	1,887,724
Essex Property Trust, Inc.	82,568	16,892,587
Eurocommercial Properties NV	57,693	629,781
Extra Space Storage, Inc.	159,641	18,510,374
Federal Realty Investment Trust	94,921	6,528,666
First Capital Real Estate Investment Trust	275,412	2,443,421
First Industrial Realty Trust, Inc.	159,330	6,342,927
Fortune Real Estate Investment Trust	1,699,000	1,419,055
Four Corners Property Trust, Inc.	87,188	2,209,344
Franklin Street Properties Corp.	122,009	512,438
Frasers Centrepoint Trust(a)	1,339,805	2,074,050
Frasers Logistics & Industrial Trust	3,148,800	2,839,383
Frontier Real Estate Investment Corp.	581	1,945,135
Fukuoka REIT Corp.	933	1,131,029
Gaming and Leisure Properties, Inc.	260,577	9,471,974
GCP Student Living PLC	555,547	806,137
Gecina SA	65,445	8,124,539
Getty Realty Corp.	42,718	1,122,629
Global Net Lease, Inc.	111,989	1,593,603
Global One Real Estate Investment Corp.	1,237	1,116,836
GLP J-Reit	4,796	7,393,743
Goodman Property Trust	1,362,052	2,234,114
GPT Group	2,466,770	6,986,513
Granite Real Estate Investment Trust	73,428	4,116,994
Great Portland Estates PLC	325,813	2,435,789
H&R Real Estate Investment Trust	358,785	2,757,606
Hamborner REIT AG	86,017	802,813
Hammerson PLC	4,872,146	1,028,840
Healthcare Realty Trust, Inc.	170,479	4,739,316
Healthcare Trust of America, Inc., Class A	274,310	6,665,733
Healthpeak Properties, Inc.	682,793	18,414,927
Hibernia REIT PLC	866,417	1,048,076
Highwoods Properties, Inc.	131,611	3,918,059
Host Hotels & Resorts, Inc.(c)	887,054	9,296,326
Hudson Pacific Properties, Inc.	191,419	3,686,730
Hulic Reit, Inc.	1,462	1,922,003
ICADE	39,701	2,007,703
Ichigo Office REIT Investment	1,525	986,161
Immobiliare Grande Distribuzione SIIQ SpA	88,873	258,383

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Impact Healthcare Reit PLC	270,997	$347,566
Independence Realty Trust, Inc.	119,812	1,455,716
Industrial & Infrastructure Fund Investment Corp.	2,414	4,109,320
Industrial Logistics Properties Trust	81,186	1,557,147
Inmobiliaria Colonial Socimi SA	410,099	2,919,342
Innovative Industrial Properties, Inc.	26,873	3,134,198
InterRent Real Estate Investment Trust	146,365	1,247,997
Intervest Offices & Warehouses NV	29,233	722,749
Invesco Office J-Reit, Inc.	11,072	1,373,566
Investors Real Estate Trust	15,999	1,078,493
Invincible Investment Corp.	6,172	1,972,935
Invitation Homes, Inc.	710,374	19,364,795
Irish Residential Properties REIT PLC	562,785	897,963
Japan Excellent, Inc.	1,565	1,721,948
Japan Hotel REIT Investment Corp.	5,581	2,702,668
Japan Logistics Fund, Inc.	1,091	3,066,010
Japan Prime Realty Investment Corp.	1,101	2,975,523
Japan Real Estate Investment Corp.	1,648	8,076,362
Japan Retail Fund Investment Corp.	3,322	4,788,354
JBG SMITH Properties	155,334	3,627,049
Kenedix Office Investment Corp.	485	2,805,120
Kenedix Residential Next Investment Corp.	1,172	1,914,347
Kenedix Retail REIT Corp.	687	1,314,853
Keppel DC REIT(a)	1,530,391	3,249,349
Keppel REIT(a)	2,478,600	1,807,595
Killam Apartment Real Estate Investment Trust	122,079	1,467,001
Kilroy Realty Corp.	144,837	6,818,926
Kimco Realty Corp.	522,504	5,360,891
Kite Realty Group Trust	103,357	1,070,779
Kiwi Property Group Ltd.(c)	1,993,670	1,620,701
Klepierre SA	237,581	3,010,173
Land Securities Group PLC(c)	902,791	5,956,631
Lar Espana Real Estate Socimi SA	80,137	285,743
LaSalle Logiport REIT	2,053	3,196,039
Leasinvest Real Estate SCA	3,208	255,623
Lexington Realty Trust	346,002	3,435,800
Life Storage, Inc.	59,025	6,737,704
Link REIT	2,609,900	19,918,384
LondonMetric Property PLC	1,108,659	3,099,728
LTC Properties, Inc.	49,312	1,627,789
LXI REIT PLC	674,355	956,080
Macerich Co.(a)	192,152	1,337,378
Mack-Cali Realty Corp.	107,123	1,177,282
Manulife U.S. Real Estate Investment Trust	1,851,300	1,325,105
Mapletree Commercial Trust	2,798,147	3,528,117
Mapletree Industrial Trust	2,072,900	4,619,769
Mapletree Logistics Trust	3,237,470	4,624,701
MCUBS MidCity Investment Corp.	2,118	1,519,214
Medical Properties Trust, Inc.	658,597	11,736,199
Mercialys SA	73,969	354,237
Merlin Properties Socimi SA	417,197	2,808,169
Mid-America Apartment Communities, Inc.	144,201	16,818,163
Mirvac Group	4,969,848	7,370,141
Mitsubishi Estate Logistics REIT Investment Corp.	373	1,487,022
Mitsui Fudosan Logistics Park, Inc.	525	2,508,384
Monmouth Real Estate Investment Corp.	118,518	1,641,474
Montea C.V.A	16,634	1,826,605
Mori Hills REIT Investment Corp.	1,990	2,451,151
Mori Trust Sogo Reit, Inc.	1,259	1,503,752
National Health Investors, Inc.	53,931	3,022,833
National Retail Properties, Inc.	215,917	6,911,503
National Storage Affiliates Trust	78,725	2,667,990
National Storage REIT	1,267,425	1,608,531

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
NewRiver REIT PLC(c)	418,143	$343,982
NexPoint Residential Trust, Inc.	26,764	1,186,180
Nippon Accommodations Fund, Inc.	563	3,225,240
Nippon Building Fund, Inc.	1,873	9,460,150
Nippon Prologis REIT, Inc.	2,693	8,863,845
NIPPON REIT Investment Corp.	550	1,765,947
Nomura Real Estate Master Fund, Inc.	5,673	6,774,426
Northview Apartment Real Estate Investment Trust	72,992	1,978,887
NorthWest Healthcare Properties Real Estate
Investment Trust(a)	189,115	1,619,607
NSI NV	24,138	762,203
Office Properties Income Trust	60,365	1,111,320
Omega Healthcare Investors, Inc.	286,131	8,243,434
Orix JREIT, Inc.	3,346	4,702,499
Paramount Group, Inc.	238,024	1,375,779
Park Hotels & Resorts, Inc.(c)	297,006	2,949,270
Parkway Life Real Estate Investment Trust(a)	481,200	1,426,503
Pebblebrook Hotel Trust(a)	161,801	1,938,376
Physicians Realty Trust	262,440	4,424,738
Picton Property Income Ltd.	645,597	521,059
Piedmont Office Realty Trust, Inc., Class A	162,175	1,852,038
Precinct Properties New Zealand Ltd.	1,349,214	1,578,310
Premier Investment Corp.	1,593	1,752,259
Primary Health Properties PLC	1,661,041	3,098,670
Prologis, Inc.	933,369	92,590,205
PS Business Parks, Inc., Class A	25,188	2,872,188
Public Storage	190,987	43,749,392
QTS Realty Trust, Inc., Class A	77,440	4,763,334
RDI REIT PLC(c)	351,078	403,881
Realty Income Corp.	435,553	25,201,097
Regency Centers Corp.	212,261	7,554,369
Regional REIT Ltd.(b)	428,450	346,355
Retail Estates NV	12,302	727,073
Retail Opportunity Investments Corp.(c)	144,906	1,409,935
Retail Properties of America, Inc., Class A	268,533	1,407,113
Rexford Industrial Realty, Inc.(a)	156,925	7,290,735
RioCan Real Estate Investment Trust	403,350	4,353,504
RLJ Lodging Trust	201,260	1,646,307
RPT Realty(c)	101,833	497,963
Ryman Hospitality Properties, Inc.(c)	62,976	2,509,594
Sabra Health Care REIT, Inc.	257,310	3,386,200
Safehold, Inc.(a)	21,335	1,468,275
Safestore Holdings PLC	262,214	2,729,641
Scentre Group	6,559,475	9,679,944
Schroder Real Estate Investment Trust Ltd.	569,193	227,055
Segro PLC	1,509,307	17,635,788
Sekisui House Reit, Inc.	5,069	3,544,742
Service Properties Trust	205,504	1,481,684
Shaftesbury PLC(c)	279,903	1,649,842
Shaftesbury PLC	33,781	24,070
Shopping Centres Australasia Property Group	1,374,941	2,243,274
Simon Property Group, Inc.	385,329	24,202,514
SITE Centers Corp.	197,604	1,345,683
SL Green Realty Corp.	92,363	3,954,060
SmartCentres Real Estate Investment Trust	163,365	2,582,351
Spirit Realty Capital, Inc.	131,533	3,952,567
STAG Industrial, Inc.	188,416	5,863,506
Standard Life Investment Property Income Trust Ltd.	521,264	357,941
Stockland	3,012,200	8,145,235
STORE Capital Corp.	295,614	7,597,280
Summit Hotel Properties, Inc.(c)	123,225	650,628
Summit Industrial Income REIT	158,430	1,601,780
Sun Communities, Inc.	122,363	16,840,820

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors, Inc.(c)	266,165	$1,974,944
Suntec Real Estate Investment Trust	2,617,600	2,570,631
Tanger Factory Outlet Centers, Inc.(a)	119,427	739,253
Target Healthcare REIT PLC	571,254	791,863
Taubman Centers, Inc.	76,496	2,556,496
Terreno Realty Corp.	84,520	4,756,786
Tokyu REIT, Inc.	1,120	1,522,883
Triple Point Social Housing Reit PLC(b)	494,803	676,273
Tritax Big Box REIT PLC	2,174,118	4,411,248
UDR, Inc.	371,501	11,605,691
UK Commercial Property REIT Ltd.	915,935	809,358
Unibail-Rodamco-Westfield	170,834	6,915,514
UNITE Group PLC(c)	405,780	4,379,058
United Urban Investment Corp.	3,799	4,056,078
Universal Health Realty Income Trust	16,769	896,638
Urban Edge Properties(c)	144,699	1,360,171
Vastned Retail NV	22,978	607,608
Ventas, Inc.	472,614	18,654,075
VEREIT, Inc.	1,372,467	8,509,295
VICI Properties, Inc.	676,804	15,532,652
Vicinity Centres	4,778,316	4,060,647
Vornado Realty Trust	221,202	6,797,537
Warehouses De Pauw CVA	170,093	5,698,672
Washington Real Estate Investment Trust	101,698	1,777,681
Weingarten Realty Investors	155,016	2,458,554
Welltower, Inc.	529,555	28,474,172
Wereldhave Belgium NV	3,613	151,063
Wereldhave NV(a)	50,976	473,699
Workspace Group PLC	173,302	1,385,402
WP Carey, Inc.	216,603	13,561,514
WPT Industrial Real Estate Investment Trust	64,318	832,918
Xenia Hotels & Resorts, Inc.(c)	146,444	1,206,699
Xior Student Housing NV(a)	19,892	1,131,238

		1,339,362,437

Health Care Providers & Services — 0.1%
Chartwell Retirement Residences	270,101	1,938,126

Hotels, Restaurants & Leisure — 0.1%
Pandox AB(c)	108,077	1,078,991

Real Estate Management & Development — 19.7%
ADO Properties SA(b)(c)	80,699	2,028,745
Aeon Mall Co. Ltd.	148,600	2,318,070
Allreal Holding AG, Registered Shares	17,661	3,740,587
Amot Investments Ltd.	178,536	818,203
Aroundtown SA(c)	1,523,092	7,305,749
Atrium Ljungberg AB, -B Shares	56,157	907,223
Azrieli Group Ltd.	46,016	2,159,802
CA Immobilien Anlagen AG	88,259	2,424,346
CapitaLand Ltd.	3,176,400	5,977,306
Castellum AB	340,484	7,089,103
Catena AB	32,323	1,315,528
City Developments Ltd.(a)	590,300	2,741,277
Citycon OYJ(a)	99,233	763,912
CK Asset Holdings Ltd.	3,412,500	15,845,908
CLS Holdings PLC	194,168	498,679
Deutsche EuroShop AG(c)	67,357	850,724

Security	Shares	Value

Real Estate Management & Development (continued)
Deutsche Wohnen SE	439,980	$22,207,074
Dios Fastigheter AB	112,558	788,089
Entra ASA(b)	212,872	2,782,875
Fabege AB	334,002	4,217,407
Fastighets AB Balder, -B Shares(c)	122,780	5,778,479
Grainger PLC	837,289	3,033,348
Grand City Properties SA	142,443	3,233,253
Hang Lung Properties Ltd.	2,566,000	6,246,898
Helical PLC	120,259	529,705
Hiag Immobilien Holding AG(c)	3,673	372,591
Hongkong Land Holdings Ltd.	1,471,300	5,401,372
Hufvudstaden AB, -A Shares	138,357	1,806,274
Hulic Co. Ltd.	462,400	4,283,163
Hysan Development Co. Ltd.	767,000	2,445,265
Intershop Holding AG	1,461	895,449
Kennedy-Wilson Holdings, Inc.	152,251	2,006,668
Klovern AB, -B Shares	655,239	998,437
Kojamo OYJ	246,765	5,086,498
Kungsleden AB	238,310	2,022,251
LEG Immobilien AG	87,705	11,853,579
Mitsubishi Estate Co. Ltd.	1,445,200	21,556,425
Mitsui Fudosan Co. Ltd.	1,174,100	19,992,053
Mobimo Holding AG, Registered Shares	8,079	2,334,701
New World Development Co. Ltd.	1,817,507	8,677,481
Nomura Real Estate Holdings, Inc.	145,100	2,534,377
Nyfosa AB(c)	222,159	1,836,862
Phoenix Spree Deutschland Ltd.	107,027	432,599
PSP Swiss Property AG, Registered Shares	54,521	6,593,003
Samhallsbyggnadsbolaget i Norden AB	1,179,115	3,245,090
Shurgard Self Storage SA	31,211	1,330,845
Sino Land Co. Ltd.(a)	4,197,405	4,974,251
Sirius Real Estate Ltd.	1,234,226	1,175,604
Sumitomo Realty & Development Co. Ltd.	501,000	13,406,422
Sun Hung Kai Properties Ltd.	1,803,500	23,214,313
Swire Properties Ltd.	1,331,800	3,573,866
Swiss Prime Site AG, Registered Shares	95,823	8,061,583
TAG Immobilien AG(a)(c)	160,633	4,733,794
TLG Immobilien AG	15,455	276,563
Tokyo Tatemono Co. Ltd.	251,400	2,891,400
Tritax EuroBox PLC(b)	574,224	662,077
UOL Group Ltd.	625,100	2,849,326
Vonovia SE	718,822	45,906,477
Wallenstam AB, -B Shares	207,733	2,753,723
Wharf Real Estate Investment Co. Ltd.	2,095,000	8,063,196
Wihlborgs Fastigheter AB	168,484	3,036,829

		336,886,697

Total Common Stocks — 98.4% (Cost: $1,766,176,277)		1,679,266,251

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Equity Real Estate Investment Trusts (REITs) — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(c)	61,546	$—

Total Rights — 0.0% (Cost: $ — )		—

Total Long-Term Investments — 98.4% (Cost: $1,766,176,277)		1,679,266,251

Short-Term Securities

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23%(d)(e)(f)	18,000,231	18,012,831
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(d)(e)	4,074,729	4,074,729

Total Short-Term Securities — 1.3% (Cost: $22,083,045)		22,087,560

Total Investments — 99.7% (Cost: $1,788,259,322)		1,701,353,811

Other Assets Less Liabilities — 0.3%		5,140,658

Net Assets — 100.0%		$1,706,494,469

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)	Affiliate of the Fund.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 01/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$4,152,106$	13,888,420	(a)	$—		$(30,923)	$3,228	$18,012,831	18,000,231	$427,546	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,965,359	—		(890,630	)(a)	—	—	4,074,729	4,074,729	33,094		—

						$(30,923)	$3,228	$22,087,560		$460,640		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	15	12/10/20	$1,639	$(47,187)
SPI 200 Index	9	12/17/20	932	(37,142)
Dow Jones U.S. Real Estate Index	401	12/18/20	12,162	(463,947)

				$(548,276)

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$957,950,724	$381,411,713	$—	$1,339,362,437
Health Care Providers & Services	1,938,126	—	—	1,938,126
Hotels, Restaurants & Leisure	—	1,078,991	—	1,078,991
Real Estate Management & Development	4,526,498	332,360,199	—	336,886,697
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	22,087,560	—	—	22,087,560

	$986,502,908	$714,850,903	$—	$1,701,353,811

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(548,276)	$—	$—	$(548,276)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

REIT	Real Estate Investment Trust

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